Cover page	6 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	GLOBAL BLUE GROUP HOLDING AG
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--03-31
Document Period End Date	Sep. 30, 2024
Entity File Number	001-39477
Entity Address, Address Line One	Zürichstrasse 38
Entity Address, Postal Zip Code	8306
Entity Address, City or Town	Brüttisellen
Entity Address, Country	CH
Entity Central Index Key	0001799983